Fair value measurements - Schedule of Changes in Carrying Value of Convertible Debt, Net of Debt Discount (Detail) - Convertible Debt [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in Carrying Value of Warrant Liability [Line Items]
Balance	$ 206,140	$ 56,382	$ 40,717	$ 58,487	$ 78,264
Net discount on convertible notes	420	564	1,062	1,042
Capitalized interest	334	479	479	470
Fair value adjustment	164,591	(3,057)	(3,428)	(20,107)
Fair value adjustment – credit risk	$ 78	$ (91)	(1,095)	$ (1,182)
Series E Preferred Stock [Member]
Changes in Carrying Value of Warrant Liability [Line Items]
Debt Conversion, Converted Instrument, Amount			$ (14,788)